Schedule of Investments
July 31, 2020
(Unaudited)
	Principal Amount		Value
Non-U.S. Dollar Denominated Bonds & Notes–87.69%
Argentina–1.02%
Argentina Treasury Bond BONCER, 1.00%, 08/05/2021	ARS	99,999,998	$1,599,550
Argentine Bonos del Tesoro,
18.20%, 10/03/2021	ARS	3,195,000	38,820
15.50%, 10/17/2026	ARS	4,000,000	24,502
YPF S.A., 16.50%, 05/09/2022(a)	ARS	7,670,200	70,995
			1,733,867
Brazil–3.24%
Brazil Notas do Tesouro Nacional,
Series B, 6.00%, 05/15/2045	BRL	1,800,000	1,574,703
Series F, 10.00%, 01/01/2025	BRL	17,000,000	3,899,400
			5,474,103
Chile–4.35%
Bonos de la Tesoreria de la Republica en pesos,
4.50%, 03/01/2026	CLP	2,600,000,000	4,042,044
4.70%, 09/01/2030(a)	CLP	2,065,000,000	3,316,968
			7,359,012
Colombia–11.94%
Colombian TES,
Series B, 7.00%, 05/04/2022	COP	21,330,000,000	6,126,014
Series B, 10.00%, 07/24/2024	COP	16,000,000,000	5,327,400
Series B, 6.25%, 11/26/2025	COP	20,000,000,000	5,904,537
Series B, 5.75%, 11/03/2027	COP	10,000,000,000	2,785,616
Empresas Publicas de Medellin E.S.P., 8.38%, 02/01/2021(a)	COP	214,000,000	57,989
			20,201,556
Egypt–1.94%
Egypt Government Bond,
16.00%, 06/11/2022	EGP	44,000,000	2,838,924
16.30%, 01/01/2023	EGP	6,800,000	444,346
			3,283,270
India–6.92%
India Government Bond,
7.72%, 05/25/2025	INR	40,000,000	592,254
8.20%, 09/24/2025	INR	70,000,000	1,056,689
Indian Railway Finance Corp. Ltd., Series 132, 8.25%, 02/28/2024	INR	170,000,000	2,505,709
National Bank for Agriculture and Rural Development, Series 19B, 8.60%, 01/31/2022	INR	170,000,000	2,406,679
	Principal Amount		Value
India–(continued)
Reliance Industries Ltd., Series D, 7.17%, 11/08/2022	INR	170,000,000	$2,379,727
State of Gujarat India, 7.52%, 05/24/2027	INR	60,000,000	861,285
State of Maharashtra India,
8.06%, 02/11/2025	INR	50,000,000	730,195
7.99%, 10/28/2025	INR	30,000,000	438,906
State of Tamil Nadu India, 8.01%, 05/11/2026	INR	50,000,000	738,945
			11,710,389
Indonesia–10.31%
Indonesia Treasury Bond,
Series FR59, 7.00%, 05/15/2027	IDR	67,000,000,000	4,698,260
Series FR64, 6.13%, 05/15/2028	IDR	70,000,000,000	4,617,123
Series FR71, 9.00%, 03/15/2029	IDR	38,780,000,000	3,005,716
Series FR73, 8.75%, 05/15/2031	IDR	63,000,000,000	4,833,740
PT Jasa Marga (Persero) Tbk, 7.50%, 12/11/2020(a)	IDR	4,400,000,000	291,441
			17,446,280
Malaysia–4.72%
Malaysian Government Bond,
Series 115, 3.96%, 09/15/2025	MYR	11,000,000	2,823,981
Series 513, 3.73%, 06/15/2028	MYR	20,000,000	5,168,414
			7,992,395
Mexico–8.12%
Mexican Bonos,
Series M, 6.50%, 06/09/2022	MXN	22,000,000	1,022,463
Series M, 8.00%, 12/07/2023	MXN	23,580,000	1,167,875
Series M 20, 10.00%, 12/05/2024	MXN	125,000,000	6,734,385
Series M20, 8.50%, 05/31/2029	MXN	35,000,000	1,878,614
Petroleos Mexicanos,
7.65%, 11/24/2021	MXN	16,000,000	712,618
7.19%, 09/12/2024(a)	MXN	38,000,000	1,485,211
Series 2013-2, 7.19%, 09/12/2024	MXN	16,000,000	625,352
Red de Carreteras de Occidente SAPIB de C.V., 9.00%, 06/10/2028(a)	MXN	2,162,000	104,829
			13,731,347
Peru–4.32%
Peru Government Bond, 5.94%, 02/12/2029(a)	PEN	9,100,000	3,092,279

See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Emerging Markets Local Debt Fund

	Principal Amount		Value
Peru–(continued)
Peruvian Government International Bond, 6.35%, 08/12/2028(a)	PEN	12,105,000	$4,209,214
			7,301,493
Poland–1.87%
Republic of Poland Government Bond, Series 424, 2.50%, 04/25/2024	PLN	11,000,000	3,170,306
Romania–4.57%
Romania Government Bond,
3.25%, 04/29/2024	RON	17,500,000	4,219,977
4.50%, 06/17/2024	RON	14,000,000	3,520,306
			7,740,283
Russia–7.16%
Russian Federal Bond - OFZ,
Series 26211, 7.00%, 01/25/2023	RUB	290,800,000	4,148,590
Series 6221, 7.70%, 03/23/2033	RUB	34,000,000	524,311
Series 6222, 7.10%, 10/16/2024	RUB	100,000,000	1,460,296
Series 6225, 7.25%, 05/10/2034	RUB	400,000,000	5,977,957
			12,111,154
South Africa–8.37%
Eskom Holdings SOC Ltd., Series ES23, 10.00%, 01/25/2023	ZAR	11,000,000	701,434
Republic of South Africa Government Bond,
Series 2023, 7.75%, 02/28/2023	ZAR	40,000,000	2,511,557
Series 2030, 8.00%, 01/31/2030	ZAR	30,000,000	1,622,307
Series 2032, 8.25%, 03/31/2032	ZAR	12,000,000	611,071
Series R186, 10.50%, 12/21/2026	ZAR	130,000,000	8,707,861
			14,154,230
South Korea–1.00%
Export-Import Bank of Korea, 8.00%, 05/15/2024(a)	IDR	24,000,000,000	1,694,978
	Principal Amount		Value
Supranational–0.47%
European Bank for Reconstruction and Development, 6.85%, 06/21/2021	IDR	6,500,000,000	$446,026
International Finance Corp., 0.00%, 02/15/2029(b)	TRY	7,300,000	350,772
			796,798
Thailand–4.66%
Thailand Government Bond,
2.88%, 12/17/2028	THB	63,600,000	2,317,231
3.78%, 06/25/2032	THB	50,000,000	2,019,946
3.30%, 06/17/2038	THB	90,000,000	3,554,822
			7,891,999
Turkey–2.71%
Turkey Government Bond,
12.20%, 01/18/2023	TRY	22,690,000	3,275,436
9.00%, 07/24/2024	TRY	10,000,000	1,314,171
			4,589,607
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $152,514,441)			148,383,067
U.S. Treasury Securities–0.59%
U.S. Treasury Bills–0.59%
0.22%, 10/08/2020(c)		$999,594	999,851
Total U.S. Treasury Securities (Cost $999,594)			999,851
	Shares
Money Market Funds–5.68%
Invesco Government & Agency Portfolio, Institutional Class, 0.07%(d)(e) (Cost $9,601,268)		9,601,268	9,601,268
Options Purchased–0.33%
(Cost $936,408)(f)			556,594
TOTAL INVESTMENTS IN SECURITIES—94.29% (Cost $164,051,711)			159,540,780
OTHER ASSETS LESS LIABILITIES–5.71%			9,666,638
NET ASSETS–100.00%			$169,207,418
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Emerging Markets Local Debt Fund

Investment Abbreviations:
ARS	– Argentina Peso
BRL	– Brazilian Real
CLP	– Chile Peso
COP	– Colombia Peso
EGP	– Egypt Pound
IDR	– Indonesian Rupiah
INR	– Indian Rupee
MXN	– Mexican Peso
MYR	– Malaysian Ringgit
PEN	– Peruvian Sol
PLN	– Polish Zloty
RON	– Romania New Leu
RUB	– Russian Ruble
THB	– Thai Baht
TRY	– Turkish Lira
ZAR	– South African Rand
Notes to Schedule of Investments:
(a)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at July 31, 2020 was $14,323,904, which represented 8.47% of the Fund’s Net Assets.
(b)	Zero coupon bond issued at a discount. The interest rate shown represents the yield to maturity at issue.
(c)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended July 31, 2020.

	Value October 31, 2019	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value July 31, 2020	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$21,720,022	$137,837,655	$(149,956,409)	$-	$-	$9,601,268	$75,712

(e)	The rate shown is the 7-day SEC standardized yield as of July 31, 2020.
(f)	The table below details options purchased.

Open Over-The-Counter Foreign Currency Options Purchased
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Notional Value		Value
Currency Risk
USD versus CNH	Put	J.P. Morgan Chase Bank, N.A.	09/17/2020	CNH	6.99	USD	6,100,000	$ 39,382
USD versus MXN	Put	J.P. Morgan Chase Bank, N.A.	01/21/2021	MXN	20.82	USD	12,000,000	93,852
USD versus PLN	Put	J.P. Morgan Chase Bank, N.A.	10/15/2020	PLN	3.80	USD	10,000,000	281,920
USD versus RUB	Put	Goldman Sachs International	03/08/2021	RUB	67.99	USD	13,700,000	85,570
USD versus RUB	Put	J.P. Morgan Chase Bank, N.A.	10/27/2020	RUB	68.80	USD	8,000,000	21,760
USD versus TRY	Put	Goldman Sachs International	04/14/2021	TRY	6.85	USD	4,500,000	34,110
Subtotal — Foreign Currency Put Options Purchased								556,594
Total Foreign Currency Options Purchased								$556,594

Open Over-The-Counter Interest Rate Swaptions Purchased
Description	Type of Contract	Counterparty	Exercise Rate	Pay/ Receive Exercise Rate	Floating Rate Index	Payment Frequency	Expiration Date	Notional Value		Value
Interest Rate Risk
10 Year Interest Rate Swap	Put	Goldman Sachs International	2.50%	Pay	3 Month USD LIBOR	Quarterly	08/26/2020	USD	48,000,000	$—

See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Emerging Markets Local Debt Fund

Open Over-The-Counter Foreign Currency Options Written
Description	Type of Contract	Counterparty	Expiration Date	Exercise Price		Premiums Received	Notional Value		Value	Unrealized Appreciation (Depreciation)
Currency Risk
EUR versus RUB	Call	Bank of America, N.A.	11/03/2020	RUB	78.00	$(112,508)	EUR	3,200,000	$(452,352)	$(339,845)
USD versus CNH	Call	J.P. Morgan Chase Bank, N.A.	09/17/2020	CNH	7.30	(25,071)	USD	6,100,000	(4,752)	20,319
USD versus MXN	Call	J.P. Morgan Chase Bank, N.A.	01/21/2021	MXN	25.49	(88,600)	USD	6,000,000	(76,380)	12,220
USD versus RUB	Call	Goldman Sachs International	01/08/2021	RUB	68.98	(63,770)	USD	5,000,000	(460,700)	(396,930)
USD versus RUB	Call	Goldman Sachs International	03/08/2021	RUB	77.09	(296,550)	USD	13,700,000	(514,709)	(218,159)
USD versus RUB	Call	J.P. Morgan Chase Bank, N.A.	10/27/2020	RUB	76.25	(46,400)	USD	4,000,000	(82,876)	(36,476)
USD versus TRY	Call	Goldman Sachs International	04/14/2021	TRY	10.95	(142,497)	USD	4,500,000	(79,258)	63,239
Subtotal — Foreign Currency Call Options Written						(775,396)			(1,671,027)	(895,632)
Total – Foreign Currency Options Written						$(775,396)			$(1,671,027)	$(895,632)

Open Centrally Cleared Interest Rate Swap Agreements
Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Pay	1 Month COOVIBR	Quarterly	3.08%	Quarterly	07/09/2025	COP	19,250,000,000	$—	$9,661	$9,661
Pay	3 Month JIBAR	Quarterly	4.05	Quarterly	06/09/2022	ZAR	55,000,000	—	16,728	16,728
Pay	6 Month BUBOR	Semi-Annually	0.94	Semi-Annually	06/03/2025	HUF	700,000,000	—	19,702	19,702
Pay	6 Month THBFIX	Semi-Annually	0.77	Semi-Annually	05/29/2025	THB	160,000,000	—	22,235	22,235
Pay	28 Day MXN TIIE	28 Day	4.76	28 Day	05/17/2023	MXN	103,750,000	—	37,645	37,645
Pay	28 Day MXN TIIE	28 Day	4.87	28 Day	06/02/2023	MXN	96,750,000	—	47,763	47,763
Pay	3 Month PRIBR	Quarterly	2.17	Quarterly	10/14/2020	CZK	385,900,000	—	66,046	66,046
Pay	3 Month COOVIBR	Quarterly	5.20	Quarterly	08/01/2029	COP	6,155,000,000	—	142,263	142,263
Pay	BZDIOVRA	At Maturity	6.63	At Maturity	01/02/2025	BRL	9,056,720	—	171,539	171,539
Pay	28 Day MXN TIIE	28 Day	6.91	28 Day	12/16/2026	MXN	306,300,000	—	187,922	187,922
Pay	1 Month BZDIOVRA	At Maturity	5.00	At Maturity	01/02/2023	BRL	24,084,342	—	190,319	190,319
Pay	1 Month BZDIOVRA	At Maturity	4.16	At Maturity	01/02/2023	BRL	73,617,917	—	254,697	254,697
Subtotal — Appreciation								—	1,166,520	1,166,520
Interest Rate Risk
Receive	1 Month BZDIOVRA	At Maturity	(3.69)	At Maturity	01/04/2021	BRL	244,471,520	—	(460,819)	(460,819)
Receive	28 Day MXN TIIE	28 Day	(7.07)	28 Day	12/12/2029	MXN	132,900,000	—	(150,454)	(150,454)
Receive	1 Month BZDIOVRA	At Maturity	(3.17)	At Maturity	01/04/2021	BRL	90,916,054	—	(113,512)	(113,512)
Receive	28 Day MXN TIIE	28 Day	(4.83)	28 Day	06/04/2021	MXN	278,750,000	—	(45,620)	(45,620)
Receive	28 Day MXN TIIE	28 Day	(4.81)	28 Day	05/19/2021	MXN	300,000,000	—	(42,563)	(42,563)
Pay	3 Month CNRR007	Quarterly	1.99	Quarterly	06/15/2022	CNY	35,000,000	—	(35,049)	(35,049)
Pay	1 Month CNRR007	Quarterly	2.11	Quarterly	06/30/2022	CNY	37,000,000	—	(26,177)	(26,177)
Pay	3 Month CNRR007	Quarterly	2.23	Quarterly	07/07/2022	CNY	36,370,000	—	(14,406)	(14,406)
Pay	28 Day MXN TIIE	28 Day	4.47	28 Day	06/29/2023	MXN	863,000,000	—	(13,062)	(13,062)
Pay	28 Day MXN TIIE	28 Day	4.67	28 Day	07/02/2024	MXN	90,100,000	—	(433)	(433)
Subtotal — Depreciation								—	(902,095)	(902,095)
Total Centrally Cleared Interest Rate Swap Agreements								$—	$264,425	$264,425

See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Emerging Markets Local Debt Fund

Open Over-The-Counter Interest Rate Swap Agreements
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Payment Frequency	(Pay)/ Received Fixed Rate	Payment Frequency	Maturity Date	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation (Depreciation)
Interest Rate Risk
Bank of America, N.A.	Pay	3 Month MYR KLIBOR	Quarterly	4.01	Quarterly	11/10/2022	MYR	5,000,000	$—	$58,445	$58,445
Goldman Sachs International	Pay	3 Month RUB MOSKP	Quarterly	8.54	Quarterly	05/08/2024	RUB	485,000,000	—	790,227	790,227
Citibank, N.A.	Pay	3 Month RUB MOSKP	Quarterly	8.32	Quarterly	05/30/2024	RUB	125,500,000	—	193,434	193,434
J.P. Morgan Chase Bank, N.A.	Pay	3 Month RUB MOSKP	Quarterly	6.51	Quarterly	10/30/2021	RUB	692,000,000	—	209,146	209,146
Bank of America, N.A.	Pay	3 Month RUB MOSKP	Quarterly	5.13	Quarterly	05/15/2023	RUB	660,000,000	—	47,742	47,742
Bank of America, N.A.	Pay	3 Month MYR KLIBOR	Quarterly	2.07	Quarterly	12/16/2023	MYR	75,000,000	—	139,129	139,129
Subtotal—Appreciation									—	1,438,123	1,438,123
Interest Rate Risk
Bank of America, N.A.	Receive	3 Month MYR KLIBOR	Quarterly	(1.97)	Quarterly	12/16/2021	MYR	108,750,000	—	(56,628)	(56,628)
Bank of America, N.A.	Receive	3 Month MYR KLIBOR	Quarterly	(2.32)	Quarterly	12/16/2030	MYR	12,750,000	—	(72,201)	(72,201)
Subtotal—Depreciation									—	(128,829)	(128,829)
Total Over-The-Counter Interest Rate Swap Aggreements									$—	$1,309,294	$1,309,294

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
09/16/2020	Bank of America, N.A.	COP	63,937,120,000	USD	17,601,410	$529,546
09/16/2020	Bank of America, N.A.	IDR	3,996,880,000	USD	275,932	6,248
09/16/2020	Bank of America, N.A.	TRY	1,500,000	USD	212,691	4,990
09/16/2020	Bank of America, N.A.	USD	2,093,644	EUR	1,840,000	75,764
09/16/2020	Bank of America, N.A.	USD	2,805,570	HUF	850,200,000	101,516
09/17/2020	Bank of America, N.A.	USD	1,729,624	MXN	38,920,000	9,352
09/16/2020	Citibank, N.A.	COP	1,102,370,000	USD	302,160	7,816
09/16/2020	Citibank, N.A.	PEN	27,840,000	USD	8,083,858	210,735
09/16/2020	Citibank, N.A.	RUB	642,524,832	USD	9,159,103	542,787
09/16/2020	Citibank, N.A.	USD	6,862,875	CZK	160,430,000	339,184
09/16/2020	Citibank, N.A.	USD	529,302	EUR	465,601	19,654
09/16/2020	Citibank, N.A.	USD	576,791	PLN	2,270,000	29,477
09/16/2020	Citibank, N.A.	USD	4,543,119	RON	19,450,000	185,412
09/16/2020	Citibank, N.A.	ZAR	13,610,000	USD	802,552	10,061
09/16/2020	Goldman Sachs International	USD	3,363,355	EUR	2,959,393	125,847
09/17/2020	Goldman Sachs International	USD	4,588,821	MXN	104,180,000	66,024
11/05/2020	Goldman Sachs International	RUB	114,095,810	EUR	1,550,000	307,154
03/09/2021	Goldman Sachs International	RUB	50,332,704	USD	685,000	22,291
04/15/2021	Goldman Sachs International	TRY	14,545,200	USD	1,860,000	49,840
04/15/2021	Goldman Sachs International	USD	1,800,149	TRY	14,545,200	10,012
09/16/2020	HSBC Bank USA, N.A.	USD	378,533	CLP	310,000,000	31,118
08/04/2020	J.P. Morgan Chase Bank, N.A.	BRL	109,781,624	USD	21,123,617	78,745
08/04/2020	J.P. Morgan Chase Bank, N.A.	USD	393,173	BRL	2,110,000	11,309
09/16/2020	J.P. Morgan Chase Bank, N.A.	IDR	84,348,640,000	USD	5,846,396	155,077
09/16/2020	J.P. Morgan Chase Bank, N.A.	PEN	770,000	USD	219,561	1,806
09/16/2020	J.P. Morgan Chase Bank, N.A.	RON	7,180,000	USD	1,752,972	7,427
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Emerging Markets Local Debt Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
09/16/2020	J.P. Morgan Chase Bank, N.A.	RUB	192,870,000	USD	2,699,816	$113,412
09/16/2020	J.P. Morgan Chase Bank, N.A.	THB	71,340,000	USD	2,295,973	8,451
09/16/2020	J.P. Morgan Chase Bank, N.A.	TRY	6,665,000	USD	953,551	30,669
09/16/2020	J.P. Morgan Chase Bank, N.A.	USD	7,489,208	CNY	53,120,000	94,341
09/16/2020	J.P. Morgan Chase Bank, N.A.	USD	6,841,240	CZK	160,160,000	348,698
09/16/2020	J.P. Morgan Chase Bank, N.A.	USD	18,056,362	EUR	15,866,000	650,069
09/16/2020	J.P. Morgan Chase Bank, N.A.	USD	6,940,232	HUF	2,120,580,000	310,660
09/16/2020	J.P. Morgan Chase Bank, N.A.	USD	13,170,148	PLN	51,873,000	684,010
09/16/2020	J.P. Morgan Chase Bank, N.A.	USD	583,149	THB	18,500,000	10,055
09/16/2020	J.P. Morgan Chase Bank, N.A.	ZAR	62,765,000	USD	3,732,819	78,100
09/17/2020	J.P. Morgan Chase Bank, N.A.	MXN	4,290,000	USD	194,997	3,317
09/17/2020	J.P. Morgan Chase Bank, N.A.	USD	15,531,018	MXN	350,690,000	138,087
10/28/2020	J.P. Morgan Chase Bank, N.A.	RUB	101,432,800	USD	1,400,000	45,661
12/10/2020	J.P. Morgan Chase Bank, N.A.	ZAR	24,534,000	EUR	1,410,000	249,324
02/08/2021	J.P. Morgan Chase Bank, N.A.	RUB	153,100,000	USD	2,245,444	223,429
03/17/2021	J.P. Morgan Chase Bank, N.A.	TRY	27,000,000	USD	3,862,108	452,018
08/04/2020	Morgan Stanley & Co. International PLC	BRL	4,130,000	USD	800,713	9,002
09/02/2020	Morgan Stanley & Co. International PLC	BRL	1,020,000	USD	198,386	3,105
09/16/2020	Morgan Stanley & Co. International PLC	COP	552,100,000	USD	150,629	3,213
09/16/2020	Morgan Stanley & Co. International PLC	IDR	11,529,140,000	USD	783,577	5,662
09/16/2020	Morgan Stanley & Co. International PLC	INR	20,600,000	USD	274,769	1,132
09/16/2020	Morgan Stanley & Co. International PLC	USD	1,510,129	CLP	1,230,000,000	115,263
09/16/2020	Morgan Stanley & Co. International PLC	USD	1,574,509	PLN	6,200,000	81,377
09/16/2020	Morgan Stanley & Co. International PLC	USD	1,802,551	THB	56,875,000	21,150
09/17/2020	Morgan Stanley & Co. International PLC	USD	1,007,927	MYR	4,283,690	3,069
09/17/2020	Standard Chartered Bank PLC	USD	1,635,514	MYR	7,000,000	16,561
Subtotal—Appreciation						6,639,027
Currency Risk
09/16/2020	Bank of America, N.A.	USD	900,710	IDR	13,326,000,000	(1,555)
08/04/2020	Citibank, N.A.	BRL	3,500,000	USD	641,261	(29,681)
08/04/2020	Citibank, N.A.	USD	672,650	BRL	3,500,000	(1,709)
09/16/2020	Citibank, N.A.	EUR	8,895,000	USD	10,111,963	(375,476)
09/17/2020	Citibank, N.A.	MXN	431,276,000	USD	19,103,973	(165,779)
09/16/2020	Deutsche Bank AG	USD	599,949	PEN	2,100,000	(6,071)
09/16/2020	Goldman Sachs International	INR	307,520,036	USD	4,036,226	(48,678)
02/08/2021	Goldman Sachs International	USD	2,249,205	RUB	153,100,000	(227,190)
08/04/2020	J.P. Morgan Chase Bank, N.A.	USD	20,733,234	BRL	107,671,624	(92,845)
09/02/2020	J.P. Morgan Chase Bank, N.A.	USD	9,831,157	BRL	51,075,812	(52,584)
09/16/2020	J.P. Morgan Chase Bank, N.A.	CLP	1,349,280,000	USD	1,729,846	(53,169)
09/16/2020	J.P. Morgan Chase Bank, N.A.	CNY	5,120,000	USD	725,064	(5,880)
09/16/2020	J.P. Morgan Chase Bank, N.A.	CZK	35,020,000	USD	1,506,491	(65,634)
09/16/2020	J.P. Morgan Chase Bank, N.A.	EUR	12,310,000	USD	13,990,009	(523,805)
09/16/2020	J.P. Morgan Chase Bank, N.A.	HUF	222,270,000	USD	723,438	(36,569)
09/16/2020	J.P. Morgan Chase Bank, N.A.	INR	337,119,964	USD	4,417,219	(60,872)
09/16/2020	J.P. Morgan Chase Bank, N.A.	PLN	18,150,000	USD	4,590,208	(257,265)
09/16/2020	J.P. Morgan Chase Bank, N.A.	RON	34,460,000	USD	8,067,741	(309,903)
09/16/2020	J.P. Morgan Chase Bank, N.A.	THB	41,250,000	USD	1,307,053	(15,631)
09/16/2020	J.P. Morgan Chase Bank, N.A.	USD	5,048,625	COP	18,609,700,000	(79,645)
09/16/2020	J.P. Morgan Chase Bank, N.A.	USD	145,444	PEN	510,000	(1,217)
09/16/2020	J.P. Morgan Chase Bank, N.A.	USD	961,691	RUB	68,986,500	(36,575)
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Emerging Markets Local Debt Fund

Open Forward Foreign Currency Contracts—(continued)
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
09/16/2020	J.P. Morgan Chase Bank, N.A.	USD	5,643,282	THB	175,523,000	$(15,124)
09/16/2020	J.P. Morgan Chase Bank, N.A.	USD	1,138,561	TRY	8,000,000	(30,826)
09/16/2020	J.P. Morgan Chase Bank, N.A.	USD	2,448,457	ZAR	41,065,000	(57,299)
09/16/2020	J.P. Morgan Chase Bank, N.A.	ZAR	5,500,000	USD	315,251	(5,006)
09/17/2020	J.P. Morgan Chase Bank, N.A.	MXN	47,770,000	USD	2,092,169	(42,231)
09/17/2020	J.P. Morgan Chase Bank, N.A.	MYR	2,460,000	USD	577,872	(2,714)
09/21/2020	J.P. Morgan Chase Bank, N.A.	CNY	17,079,600	USD	2,400,000	(37,533)
10/19/2020	J.P. Morgan Chase Bank, N.A.	PLN	7,830,800	USD	2,000,000	(91,946)
01/25/2021	J.P. Morgan Chase Bank, N.A.	MXN	59,410,000	USD	2,600,000	(15,171)
08/04/2020	Morgan Stanley & Co. International PLC	USD	793,727	BRL	4,130,000	(2,016)
09/16/2020	Morgan Stanley & Co. International PLC	CLP	5,676,245,000	USD	7,400,098	(100,816)
09/16/2020	Morgan Stanley & Co. International PLC	COP	10,138,610,000	USD	2,693,346	(13,766)
09/16/2020	Morgan Stanley & Co. International PLC	USD	1,172,133	IDR	17,335,380,000	(2,450)
09/17/2020	Standard Chartered Bank PLC	MYR	3,100,000	USD	720,461	(11,172)
Subtotal—Depreciation						(2,875,803)
Total Forward Foreign Currency Contracts						$3,763,224

Abbreviations:
BRL	—Brazilian Real
BUBOR	—Budapest Interbank Offered Rate
BZDIOVRA	—Brazil Ceptip DI Interbank Deposit Rate
CLP	—Chile Peso
CNRR007	—China 7-Day Reverse Repo Rate
CNY	—Chinese Yuan Renminbi
COOVIBR	—Colombia IBR Overnight Nominal Interbank Reference Rate
COP	—Colombia Peso
CZK	—Czech Koruna
EUR	—Euro
HUF	—Hungarian Forint
IDR	—Indonesian Rupiah
INR	—Indian Rupee
JIBAR	—Johannesburg Interbank Average Rate
KLIBOR	—Kuala Lumpur Interbank Offered Rate
LIBOR	—London Interbank Offered Rate
MOSKP	—Moscow Prime Offered Rate
MXN	—Mexican Peso
MYR	—Malaysian Ringgit
PEN	—Peruvian Sol
PLN	—Polish Zloty
PRIBR	—Prague Interbank Offered Rate
RON	—Romania New Leu
RUB	—Russian Ruble
THB	—Thai Baht
THBFIX	—Thai Baht Interest Rate Fixing
TIIE	—Interbank Equilibrium Interest Rate
TRY	—Turkish Lira
USD	—U.S. Dollar
ZAR	—South African Rand
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco Oppenheimer Emerging Markets Local Debt Fund

Notes to Quarterly Schedule of Portfolio Holdings
July 31, 2020
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of July 31, 2020. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Non-U.S. Dollar Denominated Bonds & Notes	$—	$148,383,067	$—	$148,383,067
U.S. Treasury Securities	—	999,851	—	999,851
Money Market Funds	9,601,268	—	—	9,601,268
Options Purchased	—	556,594	—	556,594
Total Investments in Securities	9,601,268	149,939,512	—	159,540,780
Other Investments - Assets*
Forward Foreign Currency Contracts	—	6,639,027	—	6,639,027
Swap Agreements	—	2,604,643	—	2,604,643
	—	9,243,670	—	9,243,670
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(2,875,803)	—	(2,875,803)
Options Written	—	(1,671,027)	—	(1,671,027)
Swap Agreements	—	(1,030,924)	—	(1,030,924)
	—	(5,577,754)	—	(5,577,754)
Total Other Investments	—	3,665,916	—	3,665,916
Total Investments	$9,601,268	$153,605,428	$—	$163,206,696

*	Forward foreign currency contracts and swap agreements are valued at unrealized appreciation (depreciation). Options written are shown at value.
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
NOTE 3—Significant Event
Effective on or about September 30, 2020, the name of the Fund and all references thereto will change from Invesco Oppenheimer Emerging Markets Local Debt Fund to Invesco Emerging Markets Local Debt Fund.
Invesco Oppenheimer Emerging Markets Local Debt Fund